INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT SECURITIES
Redemptions or sales	$ 612,127	$ 232,738
ECL allowance	(68,072)	53,511
Total reclassified to profit or loss	$ 544,055	$ 286,249